Related party disclosures - Summary of Expense Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,456	$ 1,676
Termination benefits	36	32
Share-based compensation	37,742	26,300
Key management personnel compensation	$ 40,234	$ 28,008